UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09837
Investment Company Act File Number
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%(1)

Security	Shares	Value
Aerospace & Defense — 1.3%
Precision Castparts Corp.	11,100	$1,587,189

		$1,587,189

Auto Components — 1.1%
Dana Holding Corp.(2)	77,200	$1,383,424

		$1,383,424

Automobiles — 1.7%
Ford Motor Co.(2)	134,400	$2,143,680

		$2,143,680

Beverages — 1.3%
Anheuser-Busch InBev NV ADR	29,100	$1,609,521

		$1,609,521

Building Products — 1.0%
Armstrong World Industries, Inc.	28,935	$1,175,050

		$1,175,050

Capital Markets — 3.0%
Lazard, Ltd., Class A	47,500	$1,981,700
State Street Corp.	35,700	1,667,904

		$3,649,604

Chemicals — 4.5%
Albemarle Corp.	19,700	$1,106,352
Celanese Corp., Class A	29,900	1,240,551
Monsanto Co.	24,200	1,775,796
Mosaic Co. (The)	17,700	1,434,408

		$5,557,107

Commercial Banks — 0.9%
CIT Group, Inc.(2)	23,000	$1,096,870

		$1,096,870

Commercial Services & Supplies — 1.0%
Waste Connections, Inc.	44,550	$1,290,614

		$1,290,614

Communications Equipment — 7.6%
Acme Packet, Inc.(2)	33,300	$1,790,874
Brocade Communications Systems, Inc.(2)	251,400	1,417,896
QUALCOMM, Inc.	60,900	3,296,517
Research In Motion, Ltd.(2)	49,200	2,908,212

		$9,413,499

Computers & Peripherals — 9.7%
Apple, Inc.(2)	21,900	$7,431,108
EMC Corp.(2)	164,000	4,081,960
Quantum Corp.(2)	174,000	468,060

		$11,981,128

Construction & Engineering — 2.6%
Foster Wheeler AG(2)	36,000	$1,325,160
Shaw Group, Inc. (The)(2)	50,300	1,899,831

		$3,224,991

Security	Shares	Value
Diversified Financial Services — 1.2%
CME Group, Inc.	4,900	$1,511,944

		$1,511,944

Electrical Equipment — 2.5%
Emerson Electric Co.	21,400	$1,260,032
Regal Beloit Corp.	26,900	1,795,306

		$3,055,338

Energy Equipment & Services — 6.0%
Halliburton Co.	67,000	$3,015,000
Patterson-UTI Energy, Inc.	29,700	693,198
Rowan Cos., Inc.(2)	37,200	1,275,216
Tidewater, Inc.	41,400	2,462,886

		$7,446,300

Food Products — 2.0%
Flowers Foods, Inc.	50,300	$1,269,069
Green Mountain Coffee Roasters, Inc.(2)	37,400	1,255,892

		$2,524,961

Health Care Equipment & Supplies — 0.5%
Analogic Corp.	12,300	$628,161

		$628,161

Health Care Providers & Services — 3.7%
AmerisourceBergen Corp.	44,200	$1,585,012
Express Scripts, Inc.(2)	23,700	1,335,021
Lincare Holdings, Inc.	60,550	1,637,878

		$4,557,911

Hotels, Restaurants & Leisure — 1.0%
Yum! Brands, Inc.	27,000	$1,262,520

		$1,262,520

Household Durables — 1.6%
Tempur-Pedic International, Inc.(2)	45,872	$2,001,854

		$2,001,854

Household Products — 1.0%
Henkel AG & Co. KGaA	24,100	$1,240,492

		$1,240,492

Insurance — 0.8%
Lincoln National Corp.	32,900	$948,836

		$948,836

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	12,000	$2,035,680
Priceline.com, Inc.(2)	3,700	1,585,524

		$3,621,204

Internet Software & Services — 5.4%
Google, Inc., Class A(2)	4,700	$2,821,692
Rackspace Hosting, Inc.(2)	78,900	2,643,939
VeriSign, Inc.	34,600	1,164,290

		$6,629,921

IT Services — 0.8%
Accenture PLC, Class A	18,800	$967,636

		$967,636

Machinery — 3.8%
Danaher Corp.	33,900	$1,561,434
Kennametal, Inc.	30,800	1,250,480

Security	Shares	Value
Parker Hannifin Corp.	20,400	$1,823,964

		$4,635,878

Media — 0.7%
IMAX Corp.(2)	33,800	$864,942

		$864,942

Metals & Mining — 1.1%
Cliffs Natural Resources, Inc.	16,400	$1,401,544

		$1,401,544

Multiline Retail — 1.8%
Target Corp.	41,400	$2,269,962

		$2,269,962

Oil, Gas & Consumable Fuels — 7.0%
Cabot Oil & Gas Corp.	34,000	$1,415,420
Hess Corp.	29,500	2,481,540
James River Coal Co.(2)	88,500	1,989,923
NAL Energy Corp.	100,000	1,291,257
Rosetta Resources, Inc.(2)	35,855	1,432,407

		$8,610,547

Pharmaceuticals — 4.1%
Allergan, Inc.	13,500	$953,235
Teva Pharmaceutical Industries, Ltd. ADR	40,500	2,213,325
Warner Chilcott PLC, Class A	81,000	1,943,190

		$5,109,750

Road & Rail — 1.0%
Kansas City Southern(2)	25,332	$1,266,093

		$1,266,093

Semiconductors & Semiconductor Equipment — 5.5%
Atheros Communications, Inc.(2)	27,500	$1,226,225
Cirrus Logic, Inc.(2)	78,700	1,655,061
Cree, Inc.(2)	23,300	1,176,417
Cypress Semiconductor Corp.(2)	124,000	2,684,600

		$6,742,303

Software — 3.3%
Oracle Corp.	125,200	$4,010,156

		$4,010,156

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	9,896	$632,750

		$632,750

Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B	17,600	$1,451,648
Warnaco Group, Inc. (The)(2)	25,800	1,317,864

		$2,769,512

Trading Companies & Distributors — 2.0%
WESCO International, Inc.(2)	43,246	$2,423,938

		$2,423,938

Wireless Telecommunication Services — 1.5%
Crown Castle International Corp.(2)	42,700	$1,800,659

		$1,800,659

Total Common Stocks — 99.6% (identified cost $102,334,592)		$123,047,789

Covered Call Options Written — (0.1)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Acme Packet, Inc.	120	$62.50	3/19/11	$(24,000)
Amazon.com, Inc.	30	180.00	3/19/11	(10,500)
Apple, Inc.	40	355.00	3/19/11	(22,900)
Cypress Semiconductor Corp.	295	25.00	3/19/11	(5,900)
Dana Holding Corp.	175	19.00	3/19/11	(11,813)
Hess Corp.	80	85.00	3/19/11	(24,400)
Mosaic Co. (The)	45	85.00	3/19/11	(13,725)
QUALCOMM, Inc.	120	57.50	3/19/11	(6,240)
Rosetta Resources, Inc.	90	40.00	3/19/11	(24,525)
Rowan Cos., Inc.	95	37.00	3/19/11	(5,700)

Total Covered Call Options Written (premiums received $111,227)				$(149,703)

Other Assets, Less Liabilities — 0.5%				$642,585

Net Assets — 100.0%				$123,540,671

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

During the fiscal year to date ended January 31, 2011, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $887.

(1)		A portion of each applicable common stock for which a written call option is outstanding at January 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,209,576

Gross unrealized appreciation	$21,094,458
Gross unrealized depreciation	(1,256,245)

Net unrealized appreciation	$19,838,213

Written call options activity for the fiscal year to date ended January 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	1,090	111,227

Outstanding, end of period	1,090	$111,227

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $149,703.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$16,949,848	$—		$—	$16,949,848
Consumer Staples	4,134,482	1,240,492		—	5,374,974
Energy	16,056,847	—		—	16,056,847
Financials	7,207,254	—		—	7,207,254
Health Care	10,295,822	—		—	10,295,822
Industrials	18,659,091	—		—	18,659,091
Information Technology	39,744,643	—		—	39,744,643
Materials	6,958,651	—		—	6,958,651
Telecommunication Services	1,800,659	—		—	1,800,659

Total Common Stocks	$121,807,297	$1,240,492	*	$—	$123,047,789

Total Investments	$121,807,297	$1,240,492		$—	$123,047,789

Liability Description

Covered Call Options Written	$(149,703)	$—		$—	$(149,703)

Total	$(149,703)	$—		$—	$(149,703)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011